Right-of-Use Assets (Details) - Schedule of Amount Recognized in Profit and Loss - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Amount Recognized in Profit and Loss [Abstract]
Depreciation expense on right-of-use assets	€ 44,773	€ 92,293
Interest expense on lease liabilities	1,392	3,680
Expenses relating to lease of short-term leases	€ 1,623	€ 2,951